Restricted Net Assets - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Restricted Net Assets
Cash flows from operating activities	¥ 525,322	$ 75,663	¥ 238,751	¥ 334,033
Cash flows from investing activities	(248,665)	(35,816)	(286,497)	(14,631)
Proceeds from issuance of ordinary shares from IPO				180,677
Cash flows from financing activities	1,568	226	(1,000)	185,606
Effect of exchange rate changes	7,280	(7,565)	3,814	11,917
Net change in cash and cash equivalents	285,505	32,508	(44,932)	516,925
Cash, cash equivalents, and restricted cash at beginning of the year	660,378	98,396	705,310
Cash, cash equivalents, and restricted cash at end of the year	945,883	130,904	660,378	705,310
Parent Company
Restricted Net Assets
Interest income	93	13	791
Cash flows from operating activities	93	13	791
Investment in subsidiaries				(180,677)
Cash flows from investing activities				(180,677)
Proceeds from issuance of ordinary shares from IPO				180,677
Cash flows from financing activities				¥ 180,677
Effect of exchange rate changes	64
Net change in cash and cash equivalents	157	13	791
Cash, cash equivalents, and restricted cash at beginning of the year	791	118
Cash, cash equivalents, and restricted cash at end of the year	¥ 948	$ 131	¥ 791